Non-controlling Interests and Redeemable non-controlling Interest	6 Months Ended
Jun. 30, 2021
Noncontrolling Interest [Abstract]
Non-controlling Interests and Redeemable non-controlling Interest	Non-controlling interests and redeemable non-controlling interests
Net effect attributable to non-controlling interests for the three and six months ended June 30 consists of the following:

	Three months ended June 30		Six months ended June 30
	2021	2020	2021	2020
HLBV and other adjustments attributable to:
Non-controlling interests - tax equity partnership units	$19,579	$15,503	$41,521	$33,735
Non-controlling interests - redeemable tax equity partnership units	1,707	1,756	3,425	3,475
Other net earnings attributable to:
Non-controlling interests	(349)	(625)	(4,044)	(1,234)
	$20,937	$16,634	$40,902	$35,976
Redeemable non-controlling interest, held by related party	(2,617)	(3,393)	(5,298)	(7,159)
Net effect of non-controlling interests	$18,320	$13,241	$35,604	$28,817
The non-controlling tax equity investors (“tax equity partnership units”) in the Company's U.S. wind power and solar power generating facilities are entitled to allocations of earnings, tax attributes and cash flows in accordance with contractual agreements. The share of earnings attributable to the non-controlling interest holders in these subsidiaries is calculated using the Hypothetical Liquidation at Book Value ("HLBV") method of accounting.
The Company obtained control of the three Mid-West Wind Facilities, and the Sugar Creek Wind Facility and Maverick Creek Wind Facility during the six months ended June 30, 2021 (notes 3(a) and 3(c)). During the six months ended June 30, 2021, third-party tax equity investors funded $530,880, $73,957 and $380,829 to the Mid-West Wind Facilities, the Sugar Creek Wind Facility and the Maverick Creek Wind Facility, respectively, in exchange for Class A partnership units in the entities.